Current And Non-Current Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Payables for energy purchases	$ 614,171	$ 320,918
Total payables for energy purchases	27,521	43,874
Finance cost	1,052,065	768,453	$ 1,088,631
Penalties and Complaints [Member]
Trade And Other Payables [Line Items]
Finance cost	$ 31,328	$ 38,007